COMMON-CONTROL TRANSACTION - ASC 805-50 (Details Narrative) - USD ($)				12 Months Ended
	Mar. 31, 2022	Mar. 14, 2022	Jan. 26, 2020	Dec. 31, 2023
Business Acquisition [Line Items]
Asset acquisition percentage				100.00%
Stock Issued During Period, Value, Acquisitions				$ 39,159
Series A and Certain Series C Preferred Stock [Member] | Ms Hoffman [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions	$ 200,000	$ 200,000
Preferred Class A [Member] | Mr Stybr [Member]
Business Acquisition [Line Items]
Equity Method Investment, Aggregate Cost		$ 19,000,000
Investment Owned, Balance, Shares	100	100
Equity Method Investment, Ownership Percentage	51.00%	51.00%
Promissory Note [Member]
Business Acquisition [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 120,000